Financing receivables, net (Allowance For Financing Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement of allowance for expected credit loss on financing receivables
Balance at the beginning of the year	$ 0	$ (18,213)
Disposal of a subsidiary	0	18,213
Balance at the end of the year	0	$ 0
Adoption of ASC326 | Adjustment
Movement of allowance for expected credit loss on financing receivables
Addition for the year, net	$ 0